UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch  Boston, MA	August 4, 2010
[Signature]	  [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]



Report Summary:



Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	19795441

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick
2	28-06281		Michael B. Elefante
3	28-06169		Timothy F. Fidgeon
4	28-06165		Michael J. Puzo
5	28-10379		Kurt F. Somerville

AS OF JUNE 30, 2010    FORM 13F   SEC FILE # STEPHEN W KIDDER/28-11134

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


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED ADR      000375204       495936      28700           XX                         26700   2000

ABBOTT LABS               COMMON STOCK       002824100       699361      14950           XX                         12350   2600

APPLIED MATERIALS INC     COMMON STOCK       038222105       153255      12750           XX                         11750   1000

APTARGROUP INC            COMMON STOCK       038336103       733708      19400           XX                         17800   1600

AUTOMATIC DATA            COMMON STOCK       053015103       456548      11340           XX                         10040   1300
PROCESSING
BERKSHIRE HATHAWAY        DEL CL B           084670702       418373       5250           XX                          5250
INC                       NEW

CVS CAREMARK              COMMON STOCK       126650100       244822       8350           XX                          7050   1300
CORPORATION

CANADIAN NATIONAL         COMMON STOCK       136375102       965419      16825           XX                         15325   1500
RAILWAY CO

CENOVUS ENERGY INC        COMMON STOCK       15135U109       390332      15135           XX                         13485   1650

CHEVRON CORP              COMMON STOCK       166764100       517433       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK       171232101       549110      10980           XX                         10980

CISCO SYS INC             COMMON STOCK       17275R102       248794      11675           XX                         11175    500

COCA COLA CO              COMMON STOCK       191216100       393442       7850           XX                          7850

DEERE & COMPANY           COMMON STOCK       244199105       466320       8375           XX                          7575    800

E M C CORP                COMMON STOCK       268648102       649650      35500           XX                         33000   2500

EMERSON ELECTRIC CO       COMMON STOCK       291011104       960088      21975           XX                         20175   1800

ENCANA CORP               COMMON STOCK       292505104       677644      22335           XX                         20685   1650

EXXON MOBIL CORP          COMMON STOCK       30231G102       914547      16025           XX                         15325    700

GENERAL ELECTRIC CO       COMMON STOCK       369604103       547239      37950           XX                         35450   2500

HELMERICH & PAYNE INC     COMMON STOCK       423452101       295812       8100           XX                          7500    600

INTEL CORPORATION         COMMON STOCK       458140100       803869      41330           XX                         37150   4180

JOHNSON & JOHNSON         COMMON STOCK       478160104      1467641      24850           XX                         23050   1800

MICROSOFT CORP            COMMON STOCK       594918104       467563      20320           XX                         20320

MONSANTO CO NEW           COMMON STOCK       61166W101       238264       5155           XX                          4755    400

NOVARTIS AG ADR           COMMON STOCK       66987V109       611731      12660           XX                         11860    800

NOVO NORDISK A/S ADR      COMMON STOCK       670100205       226856       2800           XX                          2800

PEPSICO INC               COMMON STOCK       713448108       441888       7250           XX                          6000   1250

PROCTER & GAMBLE CO       COMMON STOCK       742718109      1572976      26225           XX                         25725    500

STATE STREET CORP         COMMON STOCK       857477103      1118597      33075           XX                         33075

SYSCO CORP                COMMON STOCK       871829107       551401      19300           XX                         19300

3 M COMPANY               COMMON STOCK       88579Y101      1060441      13425           XX                         12175   1250

WELLS FARGO & CO          COMMON STOCK       949746101       219520       8575           XX                          8575

COVIDIEN PLC              COMMON STOCK       G2554F105       236861       5895           XX                          5895

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